Pension benefits - Weighted-Average Asset Allocation of Funds Related to Defined Benefit Plan (Details)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	10.20%	9.70%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	73.60%	65.30%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	11.00%	13.60%
Money market
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	4.20%	10.60%
Other
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	1.00%	0.80%